Consolidated Balance Sheet - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current
Cash and cash equivalents	$ 131,730	$ 141,456
Accounts receivable	298,493	242,926
Crude oil inventory	40,694	57,333
Derivative instruments	40,312	313,792
Prepaid expenses	71,097	68,007
Total current assets	582,326	823,514
Derivative instruments	13,927	76,107
Investments		73,261
Investments	78,862
Deferred taxes	197,714	182,051
Exploration and evaluation assets	224,286	198,379
Capital assets	5,018,461	4,882,509
Total assets	6,115,576	6,235,821
Current
Accounts payable and accrued liabilities	425,410	380,370
Dividends payable	18,521	16,227
Derivative instruments	52,944	732
Income taxes payable	113,715	298,745
Total current liabilities	610,590	696,074
Derivative instruments	86,036	21,050
Long-term debt	963,456	914,015
Lease obligations	54,991	33,001
Asset retirement obligations	1,224,718	1,159,063
Deferred taxes	364,796	380,970
Total liabilities	3,304,587	3,204,173
Shareholders' Equity
Shareholders' capital	3,918,898	4,142,566
Contributed surplus	45,225	43,348
Accumulated other comprehensive income	135,847	109,302
Deficit	(1,288,981)	(1,263,568)
Total shareholders' equity	2,810,989	3,031,648
Total liabilities and shareholders' equity	$ 6,115,576	$ 6,235,821